Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Deposits [Line items]
Deposits	$ 485,712	$ 461,015
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	80,008
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	169,055
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	236,649
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	475,254	453,498
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	10,458	7,517
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	178,091	163,879
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	12,182
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	108,485
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	57,424
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	257,502	240,149
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	62,706
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	60,379
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	134,417
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	11,224	14,380
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	5,120
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	191
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	5,913
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	38,895	42,607
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	38,895
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	51,880	49,858
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	344,756	321,188
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	7,876	7,737
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	56,844	57,522
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	4,647	4,378
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 19,709	$ 20,332